Property, IT and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property It And Equipment
Schedule of property, IT and equipment

$000	Furniture and fixtures	IT equipment	Total

Cost
At 1 January 2017	15	30	45
Additions	-	1	1
Disposals	-	-	-
At 31 December 2017	15	31	46

Depreciation
At 1 January 2017	1	9	10
Charge in year	2	11	13
At 31 December 2017	3	20	23

Net Book Value as at 31 December 2017	12	11	23

$000	Furniture and fixtures	IT equipment	Total

Cost
At 1 January 2018	15	31	46
Additions	-	-	-
Disposals	-	-	-
At 31 December 2018	15	31	46

Depreciation
At 1 January 2018	3	20	23
Charge in year	6	10	16
At 31 December 2018	9	30	39

Net Book Value as at 31 December 2018	6	1	7